Net loss per ordinary share - Reconciliation of Basic Net Loss Per Share to Diluted Net Loss Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Basic earnings per share	$ (0.62)	$ (0.49)	$ (0.17)
Average shares outstanding - basic	72,861,448	71,484,934	59,079,522
Convertible debt shares	976,048
Adjusted average shares outstanding - diluted	73,837,496	71,484,934	59,079,522
Diluted earnings per share	$ (0.67)	$ (0.49)	$ (0.17)